RELATED PARTY DISCLOSURES	6 Months Ended
Jun. 30, 2022
RELATED PARTY DISCLOSURES
Related Party Disclosures

18. RELATED PARTY DISCLOSURES

Key management personnel compensation

In addition to their contracted fees, directors and officers also participate in the Company’s stock option program. Certain executive officers are subject to termination notices of 24 to 36 months and change of control payments (Note 15). Key management personnel compensation is comprised of the following:

Thousands of United States dollars	Six months ended June 30, 2022	Six months ended June 30, 2021
Directors’ and officers’ compensation	$816	$736
Share-based payments	197	1,748
	$1,013	$2,484

The Company defines key management personnel as those persons having authority and responsibility for planning, directing, and controlling the activities of the Company directly or indirectly, and was determined to be executive officers and directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the Board of Directors of the Company having regard to the performance of individuals and market trends.

As at June 30, 2022, $0.0 million of the above directors’ and officers’ compensation was included in the trade payables and accrued liabilities (December 31, 2021 – $0.1 million). These amounts are unsecured, non-interest bearing and due on demand.  The share-based payments amount above for the six months ended June 30, 2021 includes 333,333 common shares to the Chief Executive Officer of the Company, valued at $1.7 million, that were recorded to equity as share issuance costs as payment related to services provided during the Company’s initial public offering process.

Related party transactions

During the six months ended June 30, 2022, the Company incurred expenses for consulting, rent and promotion services totaling less than $0.1 million (June 30, 2021 - $0.1 million) from 2227929 Ontario Inc., an entity affiliated with a former director, and expenses for consulting in the amount of $0.3 million (June 30, 2021 - $0.1 million) total from Forbes and Manhattan Inc and 2051580 Ontario Corp., two entities affiliated with a former director. As at June 30, 2022, $0 (December 31, 2021 - $6,000) was owed to 2227929 Ontario Inc., $11,000 (December 31, 2021 - $11,000) was owed to Forbes and Manhattan Inc. and $0 was owed to 2051580 Ontario Corp. These amounts were included in trade payables and accrued liabilities, and are unsecured, non-interest bearing and due on demand. Fred Leigh is a former director of the Company and is also a director and officer of 2227929 Ontario Inc. Stan Bharti is a former director and former Chairman of the Company and is also a director of Forbes and Manhattan Inc.